FRANKLIN TEMPLETON GROUP
                             777 Mariners Island Blvd.
                              San Mateo, CA 94404


January 3, 2001

Filed Via EDGAR (CIK #0000350900)
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

      RE:  TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
           File Nos. 2-70889 and 811-3143

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this is to certify that the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on December 28, 2000.


Sincerely yours,

TEMPLETON GLOBAL
  SMALLER COMPANIES FUND, INC.



/s/DAVID P. GOSS

David P. Goss
Counsel